Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) USDperPSU PSU	Dec. 31, 2021 USD ($) PSU	Dec. 31, 2020 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	444,620	513,510	593,150
PSU liability at Dec 31, 2021 | $	$ 21,239	$ 26,305	$ 29,081
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding | PSU	191,980
Estimated Value Per PSU at Maturity | USDperPSU	40.73
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	93.00%
PSU liability at Dec 31, 2021 | $	$ 14,566
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	126,590
Estimated Value Per PSU at Maturity | USDperPSU	40.24
Anticipated performance factor at maturity	175.00%
Percent of vesting period complete	60.00%
PSU liability at Dec 31, 2021 | $	$ 5,345
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	126,050
Estimated Value Per PSU at Maturity | USDperPSU	39.63
Anticipated performance factor at maturity	100.00%
Percent of vesting period complete	27.00%
PSU liability at Dec 31, 2021 | $	$ 1,328